Gottschalks Inc.
7 River Park Place East
Fresno, California    93720

April 29, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the fiscal year ended January 29, 2005.

Sincerely,

Gottschalks Inc.

Sue Fox
Assistant to President and Chief Executive Officer